PORTFOLIO OF INVESTMENTS – as of October 31, 2022 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)

Common Stocks – 59.3% of Net Assets

	Aerospace & Defense – 1.3%
180	AAR Corp.(a)	$7,978
40	Axon Enterprise, Inc.(a)	5,818
434	Boeing Co. (The)(a)	61,849
37	L3Harris Technologies, Inc.	9,120
27	Lockheed Martin Corp.	13,140
56	Moog, Inc., Class A	4,746
8	Northrop Grumman Corp.	4,392
99	Raytheon Technologies Corp.	9,387

		116,430

	Air Freight & Logistics – 0.4%
261	Expeditors International of Washington, Inc.	25,539
13	FedEx Corp.	2,084
69	GXO Logistics, Inc.(a)	2,521
50	United Parcel Service, Inc., Class B	8,388

		38,532

	Airlines – 0.2%
188	Alaska Air Group, Inc.(a)	8,359
180	Delta Air Lines, Inc.(a)	6,107
572	JetBlue Airways Corp.(a)	4,599

		19,065

	Auto Components – 0.5%
31	Aptiv PLC(a)	2,823
584	BorgWarner, Inc.	21,918
394	Dana, Inc.	6,288
68	Dorman Products, Inc.(a)	5,550
52	Visteon Corp.(a)	6,785

		43,364

	Automobiles – 1.0%
856	General Motors Co.	33,598
249	Tesla, Inc.(a)	56,658
54	Thor Industries, Inc.	4,399

		94,655

	Banks – 3.0%
257	Ameris Bancorp	13,238
754	Bank of America Corp.	27,174
268	Cadence Bank	7,410
765	Citigroup, Inc.	35,083
99	Citizens Financial Group, Inc.	4,049
41	First Republic Bank	4,924
1,328	FNB Corp.	19,190
926	Fulton Financial Corp.	16,881
397	Huntington Bancshares, Inc.	6,026
250	International Bancshares Corp.	12,400

Shares	Description	Value (†)

Common Stocks – continued

	Banks – continued
134	JPMorgan Chase & Co.	$16,868
153	KeyCorp	2,734
83	PNC Financial Services Group, Inc. (The)	13,432
131	Regions Financial Corp.	2,875
301	Truist Financial Corp.	13,482
375	Trustmark Corp.	13,714
157	U.S. Bancorp	6,665
235	Webster Financial Corp.	12,751
910	Wells Fargo & Co.	41,851
100	Wintrust Financial Corp.	9,362

		280,109

	Beverages – 1.3%
52	Boston Beer Co., Inc. (The), Class A(a)	19,411
233	Coca-Cola Co. (The)	13,945
139	Keurig Dr Pepper, Inc.	5,399
708	Monster Beverage Corp.(a)	66,354
95	PepsiCo, Inc.	17,250

		122,359

	Biotechnology – 2.1%
77	AbbVie, Inc.	11,273
226	Alnylam Pharmaceuticals, Inc.(a)	46,841
39	Amgen, Inc.	10,544
126	Arrowhead Pharmaceuticals, Inc.(a)	4,386
28	Biogen, Inc.(a)	7,936
164	BioMarin Pharmaceutical, Inc.(a)	14,207
257	CRISPR Therapeutics AG(a)	13,451
113	Gilead Sciences, Inc.	8,866
158	Halozyme Therapeutics, Inc.(a)	7,554
55	Incyte Corp.(a)	4,089
70	Neurocrine Biosciences, Inc.(a)	8,058
62	Regeneron Pharmaceuticals, Inc.(a)	46,423
21	United Therapeutics Corp.(a)	4,841
9	Vertex Pharmaceuticals, Inc.(a)	2,808

		191,277

	Building Products – 0.8%
106	Builders FirstSource, Inc.(a)	6,536
41	Carlisle Cos., Inc.	9,791
72	Carrier Global Corp.	2,863
256	Fortune Brands Home & Security, Inc.	15,442
30	Lennox International, Inc.	7,007
388	Masco Corp.	17,953
100	Owens Corning	8,561
72	Trex Co., Inc.(a)	3,462

		71,615

	Capital Markets – 3.4%
16	Ameriprise Financial, Inc.	4,946
569	Bank of New York Mellon Corp. (The)	23,961

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – continued
9	BlackRock, Inc.	$5,813
31	Cboe Global Markets, Inc.	3,859
382	Charles Schwab Corp. (The)	30,434
51	CME Group, Inc.	8,838
63	FactSet Research Systems, Inc.	26,806
86	Goldman Sachs Group, Inc. (The)	29,628
328	Intercontinental Exchange, Inc.	31,347
190	Janus Henderson Group PLC	4,326
865	KKR & Co., Inc.	42,065
11	MarketAxess Holdings, Inc.	2,684
17	Moody’s Corp.	4,503
48	Morgan Stanley	3,944
52	MSCI, Inc.	24,381
25	Northern Trust Corp.	2,109
16	S&P Global, Inc.	5,140
390	SEI Investments Co.	21,177
481	State Street Corp.	35,594
38	Virtus Investment Partners, Inc.	6,517

		318,072

	Chemicals – 0.6%
33	Air Products & Chemicals, Inc.	8,263
35	DuPont de Nemours, Inc.	2,002
104	HB Fuller Co.	7,250
74	Innospec, Inc.	7,399
44	Linde PLC	13,083
140	Livent Corp.(a)	4,420
90	Minerals Technologies, Inc.	4,951
50	Stepan Co.	5,222

		52,590

	Commercial Services & Supplies – 0.3%
54	MSA Safety, Inc.	7,249
67	Tetra Tech, Inc.	9,466
108	Viad Corp.(a)	4,026
19	Waste Management, Inc.	3,009

		23,750

	Communications Equipment – 0.2%
129	Ciena Corp.(a)	6,179
21	F5, Inc.(a)	3,001
70	Lumentum Holdings, Inc.(a)	5,212

		14,392

	Construction & Engineering – 0.2%
218	AECOM	16,411

	Construction Materials – 0.2%
21	Martin Marietta Materials, Inc.	7,056
49	Vulcan Materials Co.	8,021

		15,077

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 1.0%
1,204	Ally Financial, Inc.	$33,182
162	American Express Co.	24,049
316	Capital One Financial Corp.	33,502

		90,733

	Containers & Packaging – 0.1%
29	Ball Corp.	1,432
180	Sonoco Products Co.	11,175

		12,607

	Distributors – 0.1%
38	Genuine Parts Co.	6,759

	Diversified Consumer Services – 0.2%
64	Grand Canyon Education, Inc.(a)	6,440
131	Service Corp. International	7,940

		14,380

	Diversified Telecommunication Services – 0.4%
509	AT&T, Inc.	9,279
141	Iridium Communications, Inc.(a)	7,266
179	Lumen Technologies, Inc.	1,317
613	Verizon Communications, Inc.	22,908

		40,770

	Electric Utilities – 0.4%
145	American Electric Power Co., Inc.	12,749
179	Eversource Energy	13,654
72	IDACORP, Inc.	7,538

		33,941

	Electrical Equipment – 0.5%
76	Eaton Corp. PLC	11,405
101	Emerson Electric Co.	8,747
51	Hubbell, Inc.	12,112
60	Regal Rexnord Corp.	7,592
17	Rockwell Automation, Inc.	4,340
155	Sunrun, Inc.(a)	3,489

		47,685

	Electronic Equipment, Instruments & Components – 0.7%
105	Advanced Energy Industries, Inc.	8,258
76	Amphenol Corp., Class A	5,763
227	Avnet, Inc.	9,123
139	Cognex Corp.	6,426
11	Coherent Corp.(a)	370
48	Corning, Inc.	1,544
28	Keysight Technologies, Inc.(a)	4,876
27	Littelfuse, Inc.	5,947
79	Mobileye Global, Inc., Class A(a)	2,084
132	TE Connectivity Ltd.	16,134

Shares	Description	Value (†)

Common Stocks – continued

	Electronic Equipment, Instruments & Components – continued
11	Teledyne Technologies, Inc.(a)	$4,378

		64,903

	Energy Equipment & Services – 0.2%
706	Archrock, Inc.	5,302
117	Baker Hughes Co.	3,236
309	ChampionX Corp.	8,844
101	Schlumberger NV	5,255

		22,637

	Entertainment – 2.5%
150	Activision Blizzard, Inc.	10,920
65	Electronic Arts, Inc.	8,187
297	Netflix, Inc.(a)	86,688
170	Take-Two Interactive Software, Inc.(a)	20,142
725	Walt Disney Co. (The)(a)	77,242
1,870	Warner Bros. Discovery, Inc.(a)	24,310

		227,489

	Food & Staples Retailing – 0.6%
110	BJ’s Wholesale Club Holdings, Inc.(a)	8,514
22	Costco Wholesale Corp.	11,033
58	Kroger Co. (The)	2,743
196	SpartanNash Co.	6,999
246	Sprouts Farmers Market, Inc.(a)	7,257
77	Walgreens Boots Alliance, Inc.	2,810
99	Walmart, Inc.	14,091

		53,447

	Food Products – 1.0%
186	Campbell Soup Co.	9,841
156	Conagra Brands, Inc.	5,725
98	Darling Ingredients, Inc.(a)	7,691
147	General Mills, Inc.	11,992
27	Hershey Co. (The)	6,447
158	Hormel Foods Corp.	7,339
71	Ingredion, Inc.	6,328
49	J.M. Smucker Co. (The)	7,382
145	Kellogg Co.	11,139
103	Kraft Heinz Co. (The)	3,963
90	McCormick & Co., Inc.	7,078
192	Mondelez International, Inc., Class A	11,804

		96,729

	Gas Utilities – 0.2%
247	New Jersey Resources Corp.	11,026
80	ONE Gas, Inc.	6,198

		17,224

	Health Care Equipment & Supplies – 1.0%
94	Abbott Laboratories	9,300

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – continued
67	Baxter International, Inc.	$3,642
37	Becton Dickinson & Co.	8,731
10	Cooper Cos., Inc. (The)	2,734
17	Edwards Lifesciences Corp.(a)	1,231
74	Globus Medical, Inc., Class A(a)	4,958
66	Haemonetics Corp.(a)	5,607
69	Intuitive Surgical, Inc.(a)	17,006
180	LeMaitre Vascular, Inc.	7,812
113	Medtronic PLC	9,869
40	Penumbra, Inc.(a)	6,859
23	Shockwave Medical, Inc.(a)	6,743
55	STAAR Surgical Co.(a)	3,898
9	Teleflex, Inc.	1,931

		90,321

	Health Care Providers & Services – 1.4%
114	Acadia Healthcare Co., Inc.(a)	9,268
52	Centene Corp.(a)	4,427
19	Chemed Corp.	8,870
18	Cigna Corp.	5,815
94	CVS Health Corp.	8,902
19	Elevance Health, Inc.	10,389
68	Encompass Health Corp.	3,702
139	HCA Healthcare, Inc.	30,228
59	Henry Schein, Inc.(a)	4,039
15	Humana, Inc.	8,371
17	Laboratory Corp. of America Holdings	3,772
185	Select Medical Holdings Corp.	4,751
103	Tenet Healthcare Corp.(a)	4,569
46	UnitedHealth Group, Inc.	25,537

		132,640

	Health Care Technology – 0.5%
831	Doximity, Inc., Class A(a)	21,997
144	Veeva Systems, Inc., Class A(a)	24,183

		46,180

	Hotels, Restaurants & Leisure – 1.9%
25	Booking Holdings, Inc.(a)	46,737
2	Chipotle Mexican Grill, Inc.(a)	2,997
84	Hilton Worldwide Holdings, Inc.	11,362
67	Jack in the Box, Inc.	5,911
80	Marriott Vacations Worldwide Corp.	11,821
63	McDonald’s Corp.	17,178
415	Starbucks Corp.	35,935
175	Travel & Leisure Co.	6,646
421	Yum China Holdings, Inc.	17,408
170	Yum! Brands, Inc.	20,102

		176,097

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.5%
34	DR Horton, Inc.	$2,614
215	KB Home	6,196
84	Meritage Homes Corp.(a)	6,398
509	PulteGroup, Inc.	20,355
289	Taylor Morrison Home Corp.(a)	7,612

		43,175

	Household Products – 0.5%
145	Church & Dwight Co., Inc.	10,749
67	Colgate-Palmolive Co.	4,947
220	Procter & Gamble Co. (The)	29,628

		45,324

	Independent Power & Renewable Electricity Producers – 0.1%
368	AES Corp. (The)	9,627

	Industrial Conglomerates – 0.5%
98	3M Co.	12,328
119	General Electric Co.	9,259
100	Honeywell International, Inc.	20,402

		41,989

	Insurance – 1.7%
26	Allstate Corp. (The)	3,283
333	American International Group, Inc.	18,981
27	Assurant, Inc.	3,668
39	Chubb Ltd.	8,381
126	First American Financial Corp.	6,350
76	Hanover Insurance Group, Inc. (The)	11,133
85	Hartford Financial Services Group, Inc. (The)	6,155
37	Marsh & McLennan Cos., Inc.	5,975
64	Prudential Financial, Inc.	6,732
203	Reinsurance Group of America, Inc.	29,876
109	Selective Insurance Group, Inc.	10,691
72	Travelers Cos., Inc. (The)	13,281
154	Willis Towers Watson PLC	33,604

		158,110

	Interactive Media & Services – 2.6%
605	Alphabet, Inc., Class A(a)	57,178
957	Alphabet, Inc., Class C(a)	90,590
619	Meta Platforms, Inc., Class A(a)	57,666
1,165	Pinterest, Inc., Class A(a)	28,659
207	Yelp, Inc.(a)	7,951

		242,044

	Internet & Direct Marketing Retail – 1.9%
201	Alibaba Group Holding Ltd., Sponsored ADR(a)	12,780
1,255	Amazon.com, Inc.(a)	128,562
535	eBay, Inc.	21,314

Shares	Description	Value (†)

Common Stocks – continued

	Internet & Direct Marketing Retail – continued
162	Etsy, Inc.(a)	$15,214

		177,870

	IT Services – 3.0%
39	Accenture PLC, Class A	11,072
37	Automatic Data Processing, Inc.	8,943
228	Block, Inc.(a)	13,696
122	Cognizant Technology Solutions Corp., Class A	7,595
49	Concentrix Corp.	5,989
280	Fiserv, Inc.(a)	28,767
75	Gartner, Inc.(a)	22,644
183	Global Payments, Inc.	20,910
35	International Business Machines Corp.	4,840
18	Jack Henry & Associates, Inc.	3,583
41	Mastercard, Inc., Class A	13,455
22	Paychex, Inc.	2,603
315	PayPal Holdings, Inc.(a)	26,328
50	Perficient, Inc.(a)	3,349
414	Shopify, Inc., Class A(a)	14,171
13	VeriSign, Inc.(a)	2,606
396	Visa, Inc., Class A	82,035
39	WEX, Inc.(a)	6,401

		278,987

	Leisure Products – 0.1%
374	Mattel, Inc.(a)	7,091

	Life Sciences Tools & Services – 0.5%
28	Agilent Technologies, Inc.	3,874
12	Danaher Corp.	3,020
119	Illumina, Inc.(a)	27,229
40	Repligen Corp.(a)	7,300
9	Thermo Fisher Scientific, Inc.	4,626

		46,049

	Machinery – 1.6%
54	AGCO Corp.	6,705
30	Caterpillar, Inc.	6,494
24	Chart Industries, Inc.(a)	5,349
60	Cummins, Inc.	14,671
41	Deere & Co.	16,229
50	Dover Corp.	6,534
75	Fortive Corp.	4,792
17	Illinois Tool Works, Inc.	3,630
122	ITT, Inc.	9,320
94	Oshkosh Corp.	8,272
180	PACCAR, Inc.	17,429
105	Parker-Hannifin Corp.	30,515
119	Terex Corp.	4,824
106	Toro Co. (The)	11,176

		145,940

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.8%
7	Cable One, Inc.	$6,016
82	Charter Communications, Inc., Class A(a)	30,145
685	Comcast Corp., Class A	21,742
276	Interpublic Group of Cos., Inc. (The)	8,222
129	New York Times Co. (The), Class A	3,736
76	Omnicom Group, Inc.	5,529
63	Paramount Global, Class B	1,154

		76,544

	Metals & Mining – 0.4%
82	Alcoa Corp.	3,200
229	Cleveland-Cliffs, Inc.(a)	2,975
164	Commercial Metals Co.	7,462
53	Newmont Corp.	2,243
14	Nucor Corp.	1,839
51	Reliance Steel & Aluminum Co.	10,276
124	Steel Dynamics, Inc.	11,662

		39,657

	Multi-Utilities – 0.2%
94	Consolidated Edison, Inc.	8,268
37	DTE Energy Co.	4,148
24	WEC Energy Group, Inc.	2,192

		14,608

	Multiline Retail – 0.2%
107	Kohl’s Corp.	3,205
259	Macy’s, Inc.	5,400
36	Target Corp.	5,913

		14,518

	Oil, Gas & Consumable Fuels – 2.9%
604	Antero Midstream Corp.	6,433
792	APA Corp.	36,004
143	Chevron Corp.	25,869
397	CNX Resources Corp.(a)	6,674
335	ConocoPhillips	42,240
57	Diamondback Energy, Inc.	8,955
346	EOG Resources, Inc.	47,236
219	EQT Corp.	9,163
288	Exxon Mobil Corp.	31,913
119	HF Sinclair Corp.	7,279
441	Kinder Morgan, Inc.	7,991
141	Marathon Oil Corp.	4,294
34	Occidental Petroleum Corp.	2,468
79	ONEOK, Inc.	4,686
40	Phillips 66	4,172
14	Pioneer Natural Resources Co.	3,590
211	Range Resources Corp.	6,009
784	Southwestern Energy Co.(a)	5,433
31	Valero Energy Corp.	3,892

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
158	Williams Cos., Inc. (The)	$5,171

		269,472

	Pharmaceuticals – 2.2%
218	Bristol-Myers Squibb Co.	16,888
30	Catalent, Inc.(a)	1,972
23	Eli Lilly & Co.	8,328
51	Jazz Pharmaceuticals PLC(a)	7,333
215	Johnson & Johnson	37,404
231	Merck & Co., Inc.	23,377
435	Novartis AG, Sponsored ADR	35,292
162	Novo Nordisk A/S, Sponsored ADR	17,632
117	Perrigo Co. PLC	4,713
325	Pfizer, Inc.	15,129
649	Roche Holding AG, Sponsored ADR	26,830
62	Zoetis, Inc.	9,348

		204,246

	Professional Services – 0.4%
107	Equifax, Inc.	18,141
82	Exponent, Inc.	7,811
95	Korn Ferry	5,281
41	Leidos Holdings, Inc.	4,165
58	ManpowerGroup, Inc.	4,544

		39,942

	Real Estate Management & Development – 0.3%
348	CBRE Group, Inc., Class A(a)	24,687
50	Jones Lang LaSalle, Inc.(a)	7,955

		32,642

	REITs - Apartments – 0.2%
29	AvalonBay Communities, Inc.	5,079
44	Camden Property Trust	5,084
112	Equity Residential	7,058

		17,221

	REITs - Diversified – 0.3%
507	American Assets Trust, Inc.	13,932
14	American Tower Corp.	2,901
9	Crown Castle, Inc.	1,199
128	VICI Properties, Inc.	4,099
78	Weyerhaeuser Co.	2,412

		24,543

	REITs - Health Care – 0.1%
510	Physicians Realty Trust	7,680
39	Ventas, Inc.	1,526
17	Welltower, Inc.	1,038

		10,244

Shares	Description	Value (†)

Common Stocks – continued

	REITs - Hotels – 0.0%
122	Host Hotels & Resorts, Inc.	$2,303

	REITs - Mortgage – 0.1%
352	KKR Real Estate Finance Trust, Inc.	6,132

	REITs - Office Property – 0.4%
870	Brandywine Realty Trust	5,707
448	Corporate Office Properties Trust	11,939
296	Douglas Emmett, Inc.	5,207
395	Easterly Government Properties, Inc.	6,869
132	Kilroy Realty Corp.	5,642

		35,364

	REITs - Shopping Centers – 0.2%
718	Brixmor Property Group, Inc.	15,301

	REITs - Single Tenant – 0.1%
247	National Retail Properties, Inc.	10,381

	REITs - Warehouse/Industrials – 0.0%
27	ProLogis, Inc.	2,990

	Road & Rail – 0.4%
221	CSX Corp.	6,422
19	J.B. Hunt Transport Services, Inc.	3,250
38	Norfolk Southern Corp.	8,667
76	Ryder System, Inc.	6,119
456	Uber Technologies, Inc.(a)	12,116
25	Union Pacific Corp.	4,928

		41,502

	Semiconductors & Semiconductor Equipment – 2.0%
56	Advanced Micro Devices, Inc.(a)	3,364
84	Analog Devices, Inc.	11,980
17	Broadcom, Inc.	7,992
75	Cirrus Logic, Inc.(a)	5,034
47	First Solar, Inc.(a)	6,842
338	Intel Corp.	9,609
170	Lattice Semiconductor Corp.(a)	8,247
62	Micron Technology, Inc.	3,354
460	NVIDIA Corp.	62,086
39	Qorvo, Inc.(a)	3,357
267	QUALCOMM, Inc.	31,415
52	Silicon Laboratories, Inc.(a)	5,976
32	Synaptics, Inc.(a)	2,835
82	Texas Instruments, Inc.	13,172
41	Universal Display Corp.	3,904
75	Wolfspeed, Inc.(a)	5,906

		185,073

	Software – 4.7%
68	Adobe, Inc.(a)	21,658

Shares	Description	Value (†)

Common Stocks – continued

	Software – continued
27	ANSYS, Inc.(a)	$5,971
22	Aspen Technology, Inc.(a)	5,312
246	Autodesk, Inc.(a)	52,718
20	Cadence Design Systems, Inc.(a)	3,028
82	CommVault Systems, Inc.(a)	4,993
17	Fair Isaac Corp.(a)	8,140
11	Intuit, Inc.	4,702
372	Microsoft Corp.	86,352
90	NortonLifeLock, Inc.	2,028
1,136	Oracle Corp.	88,688
42	Paylocity Holding Corp.(a)	9,735
52	Qualys, Inc.(a)	7,413
20	Roper Technologies, Inc.	8,291
371	Salesforce, Inc.(a)	60,321
53	SPS Commerce, Inc.(a)	6,706
13	Synopsys, Inc.(a)	3,803
13	Tyler Technologies, Inc.(a)	4,203
289	Workday, Inc., Class A(a)	45,032

		429,094

	Specialty Retail – 0.6%
23	Asbury Automotive Group, Inc.(a)	3,628
17	Best Buy Co., Inc.	1,163
77	Boot Barn Holdings, Inc.(a)	4,374
72	Dick’s Sporting Goods, Inc.	8,191
49	Five Below, Inc.(a)	7,171
52	Home Depot, Inc. (The)	15,399
23	Lithia Motors, Inc.	4,557
126	TJX Cos., Inc. (The)	9,085
51	Williams-Sonoma, Inc.	6,315

		59,883

	Technology Hardware, Storage & Peripherals – 0.7%
376	Apple, Inc.	57,656
156	Hewlett Packard Enterprise Co.	2,226
91	HP, Inc.	2,513

		62,395

	Textiles, Apparel & Luxury Goods – 0.4%
45	Crocs, Inc.(a)	3,184
30	Deckers Outdoor Corp.(a)	10,498
81	NIKE, Inc., Class B	7,507
1,581	Under Armour, Inc., Class A(a)	11,778

		32,967

	Thrifts & Mortgage Finance – 0.2%
1,079	MGIC Investment Corp.	14,728

	Trading Companies & Distributors – 0.1%
49	GATX Corp.	5,131

Shares	Description	Value (†)

Common Stocks – continued

	Water Utilities – 0.2%
75	American States Water Co.	$6,784
31	American Water Works Co., Inc.	4,506
161	Essential Utilities, Inc.	7,119

		18,409

	Total Common Stocks (Identified Cost $5,788,011)	5,453,736

Principal Amount

Bonds and Notes – 3.8%

	Automotive – 0.1%
$ 3,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,761
2,000	Lear Corp., 4.250%, 5/15/2029	1,751
2,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	1,635

		6,147

	Banking – 0.6%
3,000	American Express Co., 3.700%, 8/03/2023	2,968
4,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	3,570
3,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,949
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	1,957
5,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	4,274
4,000	Citigroup, Inc., 4.600%, 3/09/2026	3,834
3,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,858
3,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,898
5,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,026
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	882
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	1,825
2,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	1,696
5,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	4,512
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,815
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,918
2,000	State Street Corp., 2.400%, 1/24/2030	1,633

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$ 2,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	$1,517
4,000	Truist Bank, 3.200%, 4/01/2024	3,885
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,702

		55,719

	Brokerage – 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	4,096
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	3,128

		7,224

	Building Materials – 0.1%
2,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	1,638
5,000	Owens Corning, 3.950%, 8/15/2029	4,387

		6,025

	Chemicals – 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,639

	Diversified Manufacturing – 0.1%
5,000	3M Co., 3.050%, 4/15/2030	4,279
2,000	Emerson Electric Co., 2.000%, 12/21/2028	1,666

		5,945

	Electric – 0.2%
3,000	Duke Energy Corp., 3.750%, 4/15/2024	2,943
4,000	Entergy Corp., 0.900%, 9/15/2025	3,504
2,000	Exelon Corp., 4.050%, 4/15/2030	1,794
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,175
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,455
3,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,805

		15,676

	Environmental – 0.0%
2,000	Republic Services, Inc., 1.450%, 2/15/2031	1,491

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Environmental – continued
$ 2,000	Waste Management, Inc., 2.950%, 6/01/2041	$1,404

		2,895

	Finance Companies – 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,804
2,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	1,659

		3,463

	Food & Beverage – 0.1%
4,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	3,473
3,000	General Mills, Inc., 4.000%, 4/17/2025	2,916
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,664
5,000	PepsiCo, Inc., 2.750%, 3/19/2030	4,320

		12,373

	Government Owned - No Guarantee – 0.1%
3,000	Equinor ASA, 3.625%, 4/06/2040	2,334
6,000	Federal National Mortgage Association, 6.625%, 11/15/2030	6,859

		9,193

	Health Insurance – 0.1%
4,000	Elevance Health, Inc., 4.101%, 3/01/2028	3,748
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,031

		6,779

	Healthcare – 0.1%
1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	923
1,000	CVS Health Corp., 4.300%, 3/25/2028	938
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	1,888
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,837
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,671

		7,257

	Integrated Energy – 0.1%
5,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,784

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Integrated Energy – continued
$ 3,000	Shell International Finance BV, 6.375%, 12/15/2038	$3,164

		7,948

	Life Insurance – 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	1,941
3,000	Manulife Financial Corp., 3.703%, 3/16/2032	2,556

		4,497

	Mortgage Related – 0.7%
16,182	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	13,261
5,797	FHLMC, 3.000%, 4/01/2052	4,936
2,912	FHLMC, 3.500%, 5/01/2052	2,564
980	FHLMC, 4.000%, 7/01/2052	891
13,722	FNMA, 2.000%, with various maturities in 2051(b)	10,850
12,042	FNMA, 2.500%, with various maturities in 2051(b)	9,905
14,121	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	12,118
10,430	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	9,204
746	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	686
479	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	457

		64,872

	Natural Gas – 0.0%
4,000	NiSource, Inc., 0.950%, 8/15/2025	3,542

	Pharmaceuticals – 0.1%
5,000	AbbVie, Inc., 3.600%, 5/14/2025	4,798
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,573
2,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	1,817

		8,188

	Property & Casualty Insurance – 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,604

	Railroads – 0.1%
5,000	CSX Corp., 2.600%, 11/01/2026	4,533

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	REITs - Apartments – 0.0%
$ 2,000	Essex Portfolio LP, 3.000%, 1/15/2030	$1,628

	REITs - Health Care – 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	1,541

	REITs - Office Property – 0.1%
3,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	2,841
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,771
4,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	3,017

		7,629

	REITs - Single Tenant – 0.0%
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,793
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,414

		3,207

	REITs - Warehouse/Industrials – 0.0%
2,000	Prologis LP, 1.250%, 10/15/2030	1,464

	Restaurants – 0.0%
5,000	Starbucks Corp., 2.250%, 3/12/2030	4,051

	Retailers – 0.1%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	3,401
4,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	3,234

		6,635

	Technology – 0.2%
3,000	Apple, Inc., 2.500%, 2/09/2025	2,862
2,000	Intel Corp., 2.450%, 11/15/2029	1,653
4,000	International Business Machines Corp., 4.000%, 6/20/2042	3,089
2,000	NVIDIA Corp., 2.850%, 4/01/2030	1,702
3,000	Oracle Corp., 2.950%, 5/15/2025	2,820
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,004

		15,130

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Treasuries – 0.7%
$ 6,000	U.S. Treasury Bond, 1.250%, 5/15/2050	$3,092
4,000	U.S. Treasury Bond, 2.250%, 5/15/2041	2,884
4,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,854
10,000	U.S. Treasury Bond, 2.875%, 11/15/2046	7,692
11,000	U.S. Treasury Bond, 3.000%, 5/15/2045	8,677
6,000	U.S. Treasury Bond, 3.000%, 2/15/2048	4,738
7,000	U.S. Treasury Bond, 3.000%, 2/15/2049	5,585
16,000	U.S. Treasury Note, 0.375%, 11/30/2025	14,147
16,000	U.S. Treasury Note, 2.125%, 12/31/2022	15,950

		65,619

	Utility Other – 0.0%
2,000	Essential Utilities, Inc., 4.276%, 5/01/2049	1,481

	Wireless – 0.0%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,824

	Wirelines – 0.0%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,330
3,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 4.005%, 5/15/2025(c)	2,998

		4,328

	Total Bonds and Notes (Identified Cost $415,255)	351,056

Shares

Exchange-Traded Funds – 8.9%
13,841	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,029,062)	822,155

Mutual Funds – 14.4%
43,108	WCM Focused Emerging Markets Fund, Institutional Class	495,316
45,030	WCM Focused International Growth Fund, Institutional Class	829,901

	Total Mutual Funds (Identified Cost $1,804,002)	1,325,217

Affiliated Mutual Funds – 10.4%
16,545	Mirova Global Green Bond Fund, Class N	136,167
84,682	Mirova International Sustainable Equity Fund, Class N	817,182

	Total Affiliated Mutual Funds (Identified Cost $1,281,923)	$953,349

Principal Amount

Short-Term Investments – 3.4%
$ 315,143	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2022 at 1.100% to be repurchased at $315,153 on 11/01/2022 collateralized by $330,100 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $321,912 including accrued interest(d) (Identified Cost $315,143)	315,143

	Total Investments – 100.2% (Identified Cost $10,633,396)	9,220,656
	Other assets less liabilities – (0.2)%	(17,676)

	Net Assets – 100.0%	$9,202,980

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.

(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the value of Rule 144A holdings amounted to $882 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2022	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$123,064	$47,338	$9,453	$(1,533)	$(23,249)	$136,167	16,545	$1,955
Mirova International Sustainable Equity Fund, Class N	721,934	346,583	21,209	(2,451)	(227,675)	817,182	84,682	—

	$844,998	$393,921	$30,662	$(3,984)	$(250,924)	$953,349	101,227	$1,955

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,453,736	$—	$—	$5,453,736
Bonds and Notes*	—	351,056	—	351,056
Exchange-Traded Funds	822,155	—	—	822,155
Mutual Funds	1,325,217	—	—	1,325,217
Affiliated Mutual Funds	953,349	—	—	953,349
Short-Term Investments	—	315,143	—	315,143

Total	$8,554,457	$666,199	$—	$9,220,656

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2022 (Unaudited)

Equity	91.5%
Fixed Income	5.3
Short-Term Investments	3.4

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%